Salaries and personnel expenses	12 Months Ended
Dec. 31, 2022
Salaries and personnel expenses [abstract]
Salaries and personnel expenses
8 Salaries and personnel expenses
(in USD million, except average number of employees) 2022 2021 2020
Salaries 1)
2,875 2,962 2,625
Pension costs 2)
458 488 432
Payroll tax
433 414 368
Other compensations and social costs
324 288 283
Total payroll expenses
4,090 4,152 3,707
Average number of employees 3)
21,500 21,400 21,700
Salaries include bonuses, severance packages and expatriate costs in addition to base pay.
2)

See note 22 Pensions.
3)

Part time employees amount to
3 % for 2022 and 2021 and 2 % for 2020.
Total payroll expenses are accumulated in cost-pools and partially charged to partners of Equinor operated licences on an hours incurred basis.
(in USD million) 1) 2022 2021 2020
Current employee benefits
12.9 12.2 9.0
Post-employment benefits
0.4 0.4 0.6
Other non-current benefits
0.0 0.0 0.0
Share-based payment benefits
0.2 0.1 0.1
Total benefits
13.5 12.7 9.7
1) All figures in the table are presented on accrual basis.
At 31 December 2022, 2021, and 2020 there are no

loans to the members of the BoD or the CEC.
Share-based compensation
Equinor's share saving plan provides employees with the opportunity to purchase Equinor shares through monthly salary deductions
and a contribution by Equinor. If the shares are kept for two full calendar years of continued employment following the year of purchase, the employees will be allocated one bonus share for each share they have purchased.
Estimated compensation expense including the contribution by Equinor for purchased shares, amounts vested for bonus shares
granted and related social security tax was USD 85

million, USD
79

million, and USD
74

million related to the 2022, 2021 and 2020
programmes, respectively. For the 2023 programme (granted in 2022), the estimated compensation expense is USD 78 million. At 31
December 2022 the amount of compensation cost yet to be expensed throughout the vesting period is

USD
174

million.
See note 20 Shareholders’ equity and dividends for more information about share-based compensation.